Expense Example {- Fidelity® Growth Discovery Fund} - 06.30 Fidelity Growth Discovery Fund K PRO-08 - Fidelity® Growth Discovery Fund - Fidelity Growth Discovery Fund-Class K	Aug. 29, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847